SHARE-BASED PAYMENT (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment
Number of options, Outstanding at beginning of year	1,552,383	1,522,975
Weighted average of exercise price, Outstanding at the beginning of year	$ 4.6	$ 7.5
Number of options, Granted	50,000	135,000
Weighted average of exercise price, Granted	$ 3.9	$ 4.7
Number of options, Exercised	(16,000)	(52,625)
Weighted average of exercise price, Exercised	$ 3.3	$ 5.9
Number of options, Forfeited	(36,783)	(52,967)
Weighted average of exercise price, Forfeited	$ 4.5	$ 6.8
Number of options, Outstanding at year end	1,549,600	1,552,383
Weighted average of exercise price, Outstanding at year end	$ 4.6	$ 4.6
Number of options, Exercisable at year end	1,367,033	1,070,917
Weighted average of exercise price, Exercisable at year end	$ 4.4	$ 4.7